Common Shares	12 Months Ended
Jan. 31, 2022
Common Sharess

12. Common Shares

Authorized: Unlimited number of common shares without par value

In June 2020, the Company effected a consolidation of its issued and outstanding common shares on a ten (10) old for one (1) new common share. All common share figures and references are retrospectively adjusted.

During the year ended January 31, 2022:

(a)

The Company issued 15,000 common shares, with fair value totaling $28,350, to a third party pursuant to vesting of restricted stock units (Note 15(a)), 23,724 common shares, with fair value of $40,331, as settlement of amounts payable and 412,069 common shares, with fair values of $115,500, to third parties for services rendered.

(b)

In February and March 2021, the Company issued, pursuant to a non-brokered private placement, 1,779,833 common shares at price of $1.40 per share for gross proceeds of $2,491,766. Share issue costs consisted of issuances of 210,771 common shares with fair value of $287,413 and other transaction costs of $30,477.

(c)

On April 3, 2021, 5,589,735 special warrants were exercised pursuant to which the Company issued 6,372,298 common shares, valued at $2,794,868, and 6,372,298 warrants with an exercise price of $0.60 and expiry date of December 1, 2023. Pursuant to the exercise, $572,565 of issue costs related to the special warrants have been reclassified from reserves into common shares on the consolidated statements of shareholders’ deficit.

The following table summarizes the continuity of special warrants:

	Number of	Exercised Into
	Special Warrants	Common Shares	Warrants

Balance, January 31, 2020 and 2019	–	–	–
Issued (Note 12(m))	5,889,735	–	–
Exercised into 1.10 common shares and warrants (Note 12(m))	(300,000)	330,000	330,000

Balance, January 31, 2021	5,589,735	330,000	330,000
Exercised into 1.14 common shares and warrants	(5,589,735)	6,372,298	6,372,298
Balance, January 31, 2022	–	6,702,298	6,702,298

(d)

On April 26, 2021, the Company filed and obtained a receipt for a final base shelf prospectus (the “Shelf Prospectus”) filed with the securities regulatory authorities in British Columbia, Alberta and Ontario, Canada. The Shelf Prospectus is valid for a 25-month period, during which time the Company may issue an aggregate offering amount of up to $100 million of common shares, preferred shares, warrants, subscription receipts, units and debt securities (the “Securities”) in amounts and at prices on the terms based on market conditions at the time of sale and set forth in an accompanying prospectus supplement (“Prospectus Supplement”). Unless otherwise specified in a Prospectus Supplement, the net proceeds from the sale of Securities may be used for general corporate and working capital requirements, funding product program costs, or for other corporate purposes. Each Prospectus Supplement will contain specific information concerning the use of proceeds from that sale of the Securities. There is no certainty that any Securities will be offered or sold under the Shelf Prospectus within the 25-month period. During the year ended January 31, 2022, the Company incurred $77,184 of costs related to the filing of the Shelf Prospectus.

(e)

On May 14, 2021, the Company issued, pursuant to a non-brokered private placement, 1,142,857 common shares at price of US$0.70 per share for gross proceeds of $972,000 (US$800,000). Share issue costs consisted of issuance of 311,689 common shares with fair value of $168,312 and other transaction costs of $38,637.

(f)

On May 28, 2021, the Company closed on a bought-deal public offering and issued, under the Shelf Prospectus (Note 12(d)), 15,812,500 units at price of $0.40 per unit for gross proceeds of $6,325,000. Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.50 and expiring of May 28, 2021. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $395,313 allocated to the warrants.

Share issue costs totaling $1,673,703 consisted of the following: 1,265,000 compensation options with fair value of $644,629 (Note 14), 689,655 common shares with fair value of $268,965, agent’s fee of $506,000 and other transaction costs of $254,109. Compensation options entitle the holder to purchase one unit, consisting of one common share and one share purchase warrant with exercise price of $0.50 and expiry of May 28, 2024, at an exercise price of $0.40 per unit and expires on May 28, 2024. Fair values of the compensation options were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably. The Company used the Black-Scholes option pricing model to value the compensation options.

(g)

On June 7, 2021, the Company closed on a marketed public offering and issued, under the Shelf Prospectus (Note 12(d)), 6,525,000 units at price of $0.40 per unit for gross proceeds of $2,610,000. Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.50 and expiring of May 28, 2021. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $685,125 allocated to the warrants.

Share issue costs totaling $556,698 consisted of the following: 652,750 compensation options with fair value of $227,612 (Note 14), agent’s fee of $261,000 and other transaction costs of $68,086. Compensation options entitle the holder to purchase one unit, consisting of one common share and one share purchase warrant with exercise price of $0.50 and expiry of May 28, 2024, at an exercise price of $0.40 per unit and expires on May 28, 2024. Fair values of the compensation options were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably. The Company used the Black-Scholes option pricing model to value the compensation options.

(h)

On June 25, 2021, the Company closed on a partial exercise of the over-allotment option in conjunction with its marketed public offering (Note 12(g)) and issued, under the Shelf Prospectus (Note 12(d)), 500,000 units at price of $0.40 per unit and 478,750 share purchase warrants at a price of $0.0563 per share purchase warrant for gross proceeds of $226,954. Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.50 and expiring of May 28, 2021. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $52,500 allocated to the warrants. Each share purchase warrant issued entitles the holder to purchase one common share at an exercise price of $0.50 and expires on May 28, 2021.

Share issue costs totaling $50,920 consisted of 50,000 compensation options with fair value of $17,405 (Note 14) entitling the holder to purchase one unit, consisting of one common share and one share purchase warrant with exercise price of $0.50 and expiry of May 28, 2024, at an exercise price of $0.40 per unit and expires on May 28, 2024, 47,875 compensation options with fair value of $6,819 (Note 14) entitling the holder to purchase one common share at an exercise price of $0.50 per share and expires on May 28, 2024, agent’s fee of $22,696 and other transaction costs of $4,000. Fair values of the compensation options were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably. The Company used the Black-Scholes option pricing model to value the compensation options.

During the year ended January 31, 2021:

(i)

The Company issued 94,206 common shares, with fair value totaling $98,968, pursuant to the termination of employment agreements, 841,526 common shares with fair value of $1,253,045, to third parties for services rendered and 3,000 common shares with fair value of $5,550 to a director for services rendered (Note 18). Fair values of services were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably. The Company also issued 296,667 common shares valued at $405,250 to former officers, a former director and a third party pursuant to vesting of restricted and performance stock units (Notes 15(a), 15(b) and 18).

(j)

In July and August 2020, the Company issued 716,725 units, consisting of one common share and one half of one share purchase warrant, at price of $1.90 per unit for gross proceeds of $1,361,778. Each share purchase warrant entitles the holder to purchase one common share at a price of $2.30 per share and has an expiry term of two (2) years. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $nil allocated to the warrants.

(k)

Pursuant to the private placement in July and August 2020, finders’ fees consisted of cash payments of $72,434 and issuance of 54,142 share purchase warrants, valued at $103,550, entitling the holders to purchase one common share at a price of $2.30 per share and with an expiry term of two (2) years. Fair values of the agent warrants were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably. The Company used the Black-Scholes option pricing model in order to value the warrants.

(l)	On September 4, 2020, 18,217,239 common shares, with fair value of $6,094,150, were issued pursuant to the amalgamation agreement with MedMelior (Note 6(b)).

(m)

On December 2, 2020, the Company closed a private placement offering of special warrants of the Company, pursuant to which the Company issued 5,889,735 special warrants at a price of $0.50 per special warrant, for aggregate gross proceeds of $2,944,868 (the “Offering”). Each special warrant is exercisable, for no additional consideration, into one unit of the Company, with each unit consisting of one common share and one common share purchase warrant, entitling the holder thereof to acquire one common share at an exercise price of $0.60 and expiry date of December 1, 2023.

All unexercised special warrants are automatically exercised on the day that is the earlier of (i) April 3, 2021, and (ii) as soon as reasonably practicable, and in any event no later than the third business day, after a receipt is issued for a final prospectus qualifying the distribution of the units underlying the special warrants and the units underlying the compensation options granted to the agents.

In connection with the Offering, the Company paid an agent’s fee consisting of the following: 1) cash fee equal to 8.0% of the gross proceeds from the Offering, and 2) 471,178 compensation options, valued at $138,175 (Note 14) equal to 8.0% of the total number of special warrants sold under the Offering at an exercise price of $0.50 and expiry of 36 months. Other transaction costs totaled $434,237.

The Company will prepare and file with each of the securities regulatory authorities in each of the provinces of Canada, except Quebec, in which the special warrants are sold and obtain a receipt for a preliminary short form prospectus and a final short form prospectus (the “Final Prospectus”), qualifying the distribution of the units underlying the special warrants and the compensation options, in compliance with applicable securities law, within forty (40) days from December 2, 2020 (not completed). In the event that the Company has not received a receipt for the Final Prospectus within forty (40) days, each unexercised special warrant will thereafter entitle the holder to receive upon exercise, at no additional consideration, one-and-one-tenth (1.10) Unit (instead of one Unit) and thereafter at the end of each additional thirty (30) day period, each special warrant will be exercisable for an additional 0.02 of a unit.

On January 18, 2021, 300,000 special warrants were exercised pursuant to which the Company issued 330,000 common shares, valued at $150,000, and 330,000 share purchase warrants with an exercise price of $0.60 and expiry date of December 1, 2023.

On April 3, 2021, all remaining outstanding special warrants were automatically exercised into 1.14 units (Note 12(c)).

(n)	On December 18, 2020, 13,333,333 common shares, with fair value of $16,666,666, were issued pursuant to the asset purchase agreement with Nutraneeds (Note 6(a)).

(o)	On January 14, 2021, 89,034 common shares were issued pursuant to conversion of principal and accrued interest of convertible debenture totaling $102,389 (Note 10(b)).

(p)	On January 18, 2021, 316,000 common shares were issued pursuant to the exercise of share purchase warrants (Note 13(b)) for gross proceeds of $189,600.

During the year ended January 31, 2020:

(q)

In March 2019, the Company issued 10,000 common shares, with fair value totalling $20,000, to a third party as a loan origination fee. During the year ended January 31, 2020, the Company issued 103,571 common shares, with fair value totalling $170,000, to third parties for services provided. Fair values of services were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably. The Company also issued 4,167 common shares, with fair value totalling $10,000, to a past director and officer for services provided.

(r)

On March 23, 2019, the Company issued 100,000 common shares to a third party for settlement of accounts payable and 69,032 common shares to directors and officers to settle outstanding compensation. Losses on settlement of $60,000 and $34,315 have been recorded within consulting fees and wages, salaries and employment expenses, respectively, in the consolidated statements of comprehensive loss.

(s)	On April 8, 2019, the Company issued 6,052 common shares as an extension fee for an outstanding obligation.

(t)

On April 8, 2019, a private placement was closed for an aggregate of 695,000 units, consisting of one common share and one share purchase warrant, at price of $2.00 per unit, for gross proceeds of $1,390,000. Each share purchase warrant entitles the holder to purchase one common share at a price of $3.00 per share and has an expiry term of three (3) years. The exercise price of the warrants was amended on May 7, 2020 to $2.50 (Note 13(b)). Finders’ fees consisted of cash payments of $80,000 and issuance of 50,800 common shares and 10,800 share purchase warrants entitling the holders to purchase one common share at a price of $3.00 per share and with an expiry term of three (3) years. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $nil allocated to the warrants.

(u)

On May 15, 2019, the first tranche of a private placement was closed for an aggregate of 4,613,200 units, consisting of one common share and one share purchase warrant, at price of $2.50 per unit, for gross proceeds of $11,533,000. On May 30, 2019, the last tranche of this private placement was closed for an aggregate of 1,386,800 units, consisting of one common share and one share purchase warrant, at price of $2.50 per unit, for gross proceeds of $3,467,000. Each share purchase warrant entitles the holder to purchase one common share at a price of $3.50 per share and has an expiry term of two (2) years. The exercise price of the warrants was amended on May 7, 2020 to $2.50 (Note 13(b)). The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $nil allocated to the warrants.

(v)

Pursuant to the private placement on May 15, 2019 (Note 12(u)), the Company issued 420,000 units, consisting of one common share and one share purchase warrant entitling the holder to purchase one common share at a price of $3.50 per share and with an expiry term of two (2) years, as share issuance costs. Fair values of services were determined using the fair values of the common shares issued, being $4.45 per share, as values of services provided could not be estimated reliably. The Company used the Black-Scholes option pricing model in order to value the warrants.

(w)	On May 16, 2019, the Company issued 59,524 common shares pursuant to the conversion of $250,000 of convertible debentures (Note 10(a)).